COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	11. COMMITMENTS AND CONTINGENCIESLitigation—The Company, among other things, engages in mortgage lending, title and settlement services, and other financial technology services. The Company operates in a highly regulated industry and may be subject to various legal and administrative proceedings concerning matters that arise in the normal and ordinary course of business, including inquiries, complaints, audits, examinations, investigations, employee labor disputes, and potential enforcement actions from regulatory agencies. While the ultimate outcome of these matters cannot be predicted with certainty due to inherent uncertainties in litigation, management is of the opinion that these matters will not have a material impact on the condensed consolidated financial statements of the Company. The Company accrues for losses when they are probable to occur and such losses are reasonably estimable, and discloses pending litigation if the Company believes a possibility exists that the litigation will have a material effect on its financial results. Legal costs expected to be incurred are accounted for as they are incurred.The Company is currently a party to pending legal claims and proceedings regarding an employee related labor dispute brought forth during the third quarter of 2020. The dispute alleges that the Company has failed to pay certain employees for overtime and is in violation of the Fair Labor Standards Act and labor laws in the State of California and the State of Florida. The case is still in its early stages and has not yet reached the class certification stage and as such the ultimate outcome cannot be predicted with certainty due to inherent uncertainties in the legal claims. As part of the dispute, the Company included an estimated liability of $8.4 million as of both June 30, 2023 and December 31, 2022, which is included in accounts payable and accrued expenses on the condensed consolidated balance sheets. No additional expense was accrued for the six months ended June 30, 2023. During the first quarter of 2023, the Company settled its employee related labor dispute in the State of Florida for an immaterial amount. In June 2022, the former Head of Sales and Operations of the Company, Sarah Pierce, filed litigation against the Company, the Company’s founder and CEO Vishal Garg, and the Company’s Chief Administrative Officer and Senior Counsel Nicholas Calamari. The complaint alleges several causes of action including: violation of certain state labor laws, breach of fiduciary duty and defamation against Mr. Garg, aiding and abetting breach of fiduciary duty against Mr. Calamari, and intentional infliction of emotional distress against Mr. Garg and Mr. Calamari. In addition, Ms. Pierce claims that she has filed a notice of claim with the Occupational Safety and Health Administration (“OSHA”) against the Company for retaliation in violation of the Sarbanes-Oxley Act which has been denied. The litigation is still in its early stages and as such no amounts have been estimated or accrued for by the Company related to this matter. Regulatory Matters—In the third quarter of 2021, following third-party audits of samples of loans produced during the fiscal years 2018, 2019, and 2021, the Company became aware of certain TILA-RESPA Integrated Disclosure (“TRID”) defects in the loan production process that resulted in the final closing costs disclosed in the closing disclosure, in some instances, being greater than those disclosed in the loan estimate. Some of these defects were outside applicable tolerances under the TRID rule, which resulted in potential overcharges to consumers. As of June 30, 2023 and December 31, 2022, the Company included an estimated liability of $12.2 million and $11.9 million, respectively, within accounts payable and accrued expenses on the condensed consolidated balance sheets. For the six months ended June 30, 2023, the Company recorded an additional accrual for these potential TRID defects of $0.3 million and is included within mortgage platform expenses in the condensed consolidated statement of operations and comprehensive loss. This accrual is the Company’s best estimate of potential exposure on the larger population of loans based on the results obtained by the audited sample. The accrued amounts are for estimated refunds potentially due to consumers for TRID tolerance errors for loans produced from 2018 through 2022. The Company completed a TRID audit of 2022 files and is continuing to remediate TRID tolerance defects as necessary.In the second quarter of 2022, the Company received a voluntary request for documents from the Division of Enforcement of the SEC and subsequently received several subpoenas, indicating that it is conducting an investigation relating to Aurora and the Company to determine if violations of the federal securities laws have occurred. The SEC has requested that Aurora and the Company provide the SEC with certain information and documents. The voluntary and subpoena requests cover, among other things, certain aspects of the Company’s business and operations, certain matters relating to certain actions and circumstances of the Company’s Founder and CEO and his other business activities, related party transactions, public statements made about the Company’s proprietary mortgage platform, the Company’s financial condition, and allegations made in litigation filed by Sarah Pierce, the Company’s former Head of Sales and Operations. The Company has cooperated with the SEC. As the investigation is ongoing, it is uncertain how long the investigation will continue or whether, at its conclusion, the SEC will bring an enforcement action against either Aurora or the Company or any of their personnel and, if it does, what remedies it may seek.Subsequent to June 30, 2023, on August 3, 2023, the SEC Division of Enforcement informed Aurora and the Company that it has concluded its previously announced investigation to determine if violations of the federal securities laws have occurred and that the SEC does not intend to recommend an enforcement action against Aurora or the Company.Loan Commitments—The Company enters into IRLCs to fund mortgage loans, at specified interest rates and within a specified period of time, with potential borrowers who have applied for a loan and meet certain credit and underwriting criteria. As of June 30, 2023 and December 31, 2022, the Company had outstanding commitments to fund mortgage loans in notional amounts of approximately $239.6 million and $225.4 million, respectively. The IRLCs derived from those notional amounts are recorded within derivative assets and liabilities, at fair value as of June 30, 2023 and December 31, 2022, respectively, on the condensed consolidated balance sheets. See Note 14.Forward Sale Commitments—In the ordinary course of business, the Company enters into contracts to sell existing LHFS or loans committed but yet to be funded into the secondary market at specified future dates. As of June 30, 2023 and December 31, 2022, the Company had outstanding forward sales commitment contracts of notional amounts of approximately $356.0 million and $422.0 million, respectively. The forward sales commitments derived from those notional amounts are recorded within derivative assets and liabilities, at fair value as of June 30, 2023 and December 31, 2022, respectively, on the condensed consolidated balance sheets. See Note 14.Concentrations—See below for areas considered to be concentrations of credit risk for the Company: Significant loan purchasers are those which represent more than 10% of the Company’s loan volume. During the six months ended June 30, 2023 and 2022, the Company had one loan purchaser that accounted for 75% and 66% of loans sold by the Company. Concentrations of credit risk associated with the LHFS carried at fair value are limited due to the large number of borrowers and their dispersion across many geographic areas throughout the United States. As of June 30, 2023, the Company originated 14% and 12% of its LHFS secured by properties in Florida and Texas, respectively. As of December 31, 2022, the company originated 11% of its LHFS secured by properties in each of California and Texas and 10% of its LHFS secured by properties in Florida.The Company maintains cash and cash equivalent balances at various financial institutions. Cash accounts at each bank are insured by the Federal Deposit Insurance Corporation for amounts up to $0.25 million. As of June 30, 2023 and December 31, 2022, the majority of the Company’s cash and cash equivalent balances are in excess of the insured limits at various financial institutions. Advanced Loan Origination Fees (Deferred Revenue)—Deferred revenue primarily consists of advance payments for loan origination and servicing on behalf of an integrated relationship partner. The total advance was for $50.0 million which was received and included in deferred revenue as of June 30, 2023 and December 31, 2022. The advance payments received were recognized in revenue starting in August 2022 through August 2023. The Company must repay the advance in three tranches, $20.0 million due December 2022, $15.0 million due April 2023, and $15.0 million due October 2023, each to be reduced by the amount of loan origination revenue earned between the tranches. The Company repaid $12.9 million of the first tranche after reductions for loan origination revenue earned within mortgage platform revenue from August 2022 through December 31, 2022. In April 2023, the Company repaid $12.7 million of the second tranche after reductions for loan origination revenue earned within mortgage platform revenue from January 2023 through March 2023. As of June 30, 2023, the Company included deferred revenue of $15.0 million within other liabilities on the condensed consolidated balance sheets. Escrow Funds—In accordance with its lender obligations, the Company maintains a separate escrow bank account to hold borrower funds pending future disbursement. The Company administers escrow deposits representing undisbursed amounts received for payment of property taxes, insurance and principal, and interest on mortgage loans held for sale. The Company also administers customer deposits in relation to other non-mortgage products and services that the Company offers. These funds are shown as restricted cash and there is a corresponding escrow payable on the consolidated balance sheet, as they are being held on behalf of the borrower or customer. The balance in these accounts as of June 30, 2023 and December 31, 2022 was $5.1 million and $8.0 million, respectively. In some instances the Company may administer funds that are legally owned by a third-party which are excluded from the condensed consolidated balance sheets which amounted to $0.3 million and $0.3 million as of June 30, 2023 and December 31, 2022, respectively.Customer Deposits—In relation to the Company’s banking activities tied to the Birmingham acquisition in the U.K., the Company offers individual savings accounts and other depository products with differing maturities and interest rates to its customers. The balance of customer deposits as of June 30, 2023 and December 31, 2022 was $11.1 million and none, respectively.12. RISKS AND UNCERTAINTIESIn the normal course of business, companies in the mortgage lending industry encounter certain economic and regulatory risks. Economic risks include credit risk and interest rate risk, in either a rising or declining interest rate environment. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which loans are being held for sale by the Company.Interest Rate Risk—The Company is subject to interest rate risk in a rising interest rate environment, as the Company may experience a decrease in loan production, as well as decreases in the fair value of LHFS, loan applications in process with locked-in rates, and commitments to originate loans, which may negatively impact the Company’s operations. To preserve the value of such fixed-rate loans or loan applications in process with locked-in rates, agreements are executed for best effort or mandatory loan sales to be settled at future dates with fixed prices. These loan sales take the form of short-term forward sales of mortgage-backed securities and commitments to sell loans to loan purchasers. Alternatively, in a declining interest rate environment, customers may withdraw their loan applications that include locked-in rates with the Company. Additionally, when interest rates decline, interest income received from LHFS will decrease. The Company uses an interest rate hedging program to manage these risks. Through this program, mortgage-backed securities are purchased and sold forward.For all counterparties with open positions as of June 30, 2023, in the event that the Company does not deliver into the forward-delivery commitments, they can be settled on a net basis. Net settlements entail paying or receiving cash based upon the change in market value of the existing instrument.The Company currently uses forward sales of mortgage-backed securities, interest rate commitments from borrowers, and mandatory and/or best-efforts forward commitments to sell loans to loan purchasers to protect the Company from interest rate fluctuations. These short-term instruments, which do not require any payments to be paid to the counterparty in connection with the execution of the commitments, are generally executed simultaneously.Credit Risk—The Company’s hedging program is not designated as formal hedging from an accounting standpoint, contains an element of risk because the counterparties to its mortgage securities transactions may be unable to meet their obligations. While the Company does not anticipate nonperformance by any counterparty, it is exposed to potential credit losses in the event the counterparty fails to perform. The Company’s exposure to credit risk in the event of default by the counterparty is the difference between the contract and the current market price. The Company minimizes its credit risk exposure by limiting the counterparties to well-established banks and securities dealers who meet established credit and capital guidelines.Loan Repurchase Reserve—The Company sells loans to loan purchasers without recourse. As such, the loan purchasers have assumed the risk of loss or default by the borrower. However, the Company is usually required by these loan purchasers to make certain standard representations and warranties relating to the loan for up to three years post sale. To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these loan purchasers for losses. In addition, if loans pay-off within a specified time frame the Company may be required to refund a portion of the sales proceeds to the loan purchasers. The Company repurchased $14.9 million (35 loans) and $59.1 million (139 loans) in unpaid principal balance of loans during the six months ended June 30, 2023 and 2022, respectively related to its loan repurchase obligations. The Company’s loan repurchase reserve as of June 30, 2023 and December 31, 2022 was $21.8 million and $26.7 million, respectively, and is included within other liabilities on the condensed consolidated balance sheets. The provision for the loan repurchase reserve is included within mortgage platform expenses on the condensed consolidated statement of operations and comprehensive loss. The following presents the activity of the Company’s loan repurchase reserve:Six Months Ended June 30,(Amounts in thousands)20232022Loan repurchase reserve at beginning of period$26,745 $17,540 (Recovery) Provision(688)12,709 Charge-offs(4,225)(9,180)Loan repurchase reserve at end of period$21,832 $21,069 Borrowing Capacity—The Company funds the majority of mortgage loans on a short-term basis through committed and uncommitted warehouse lines as well as from operations for any amounts not advanced by warehouse lenders. As a result, the Company’s ability to fund current operations depends on its ability to secure these types of short-term financings. If the Company’s principal lenders decided to terminate or not to renew any of the warehouse lines with the Company, the loss of borrowing capacity could be detrimental to the Company’s condensed consolidated financial statements unless the Company found a suitable alternative source.13. COMMITMENTS AND CONTINGENCIESLitigation—The Company, among other things, engages in mortgage lending, title and settlement services, and other financial technology services. The Company operates in a highly regulated industry and may be subject to various legal and administrative proceedings concerning matters that arise in the normal and ordinary course of business, including inquiries, complaints, audits, examinations, investigations, employee labor disputes, and potential enforcement actions from regulatory agencies. While the ultimate outcome of these matters cannot be predicted with certainty due to inherent uncertainties in litigation, management is of the opinion that these matters will not have a material impact on the consolidated financial statements of the Company. The Company accrues for losses when they are probable to occur and such losses are reasonably estimable, and discloses pending litigation if the Company believes a possibility exists that the litigation will have a material effect on its financial results. Legal costs expected to be incurred are accounted for as they are incurred.The Company is currently a party to pending legal claims and proceedings regarding an employee related labor dispute brought forth during the third quarter of 2020. The dispute alleges that the Company has failed to pay certain employees for overtime and is in violation of the Fair Labor Standards Act and labor laws in the State of California and the State of Florida. The dispute is still in its infancy and the ultimate outcome cannot be predicted with certainty due to inherent uncertainties in the legal claims. As part of the dispute, the Company recorded an estimated liability of $8.4 million and $5.9 million, which is included in accounts payable and accrued expenses on the consolidated balance sheets as of December 31, 2022 and 2021, respectively. Subsequent to December 31, 2022, the Company settled its employee related labor dispute in the State of Florida for an immaterial amount.In June 2022, the former Head of Sales and Operations of the Company, Sarah Pierce, filed litigation against the Company, the Company’s founder and CEO Vishal Garg, and the Company’s Chief Administrative Officer and Senior Counsel Nicholas Calamari. The complaint alleges several causes of action including: violation of certain state labor laws, breach of fiduciary duty and defamation against Mr. Garg, aiding and abetting breach of fiduciary duty against Mr. Calamari, and intentional infliction of emotional distress against Mr. Garg and Mr. Calamari. In addition, Ms. Pierce claims that she has filed a notice of claim with the Occupational Safety and Health Administration (“OSHA”) against the Company for retaliation in violation of the Sarbanes-Oxley Act which has been denied. The litigation is still in its early stages and as such no amounts have been estimated or accrued for by the Company related to this matter. Investor Legal Matter—In July 2021, Pine Brook, a current investor in the Company, commenced litigation against the Company among other parties, seeking declaratory judgement in relation to a side letter which was entered into as part of the Series C Preferred Stock issuance by the Company in 2019. The dispute is whether the Company, in connection with the Merger Agreement described in Note 1, would be entitled to trigger a side letter provision allowing the Company to repurchase approximately 1.9 million shares of Series A Preferred Stock for a total price of $1. On November 1, 2021, the Company and Pine Brook reached a settlement agreement pursuant to which (1) the Company is entitled to exercise its purchase right for half of the 1.9 million shares of Series A Preferred Stock subject to the side letter provision, (2) the Company and Aurora agreed to amend the Merger Agreement (see Note 1) to waive or remove the lock up for holders of 1% or more of the Company’s capital stock, and (3) Mr. Howard Newman immediately resigned from the Company’s board of directors. As a result of the settlement, each party granted one another customary releases.Regulatory Matters—In September of 2021, the Company received a “Notice of Charges” from a state regulatory agency making several claims against the Company, alleging certain violations of state disclosure, advertising, licensable activity rules, and certain federal disclosure rules. In November 2021, the Company and the state regulatory agency reached a settlement agreement whereby the Company has agreed to pay an immaterial fine and provide additional training to management directly overseeing the origination of mortgage loans for property located in the state. The settlement does not impact the Company’s ability to do business in the state. In the third quarter of 2021, following third-party audits of samples of loans produced during the fiscal years 2018, 2019, and 2021, the Company became aware of certain TILA-RESPA Integrated Disclosure (“TRID”) defects in the loan production process that resulted in the final closing costs disclosed in the closing disclosure, in some instances, being greater than those disclosed in the loan estimate. Some of these defects were outside applicable tolerances under the TRID rule, which resulted in potential overcharges to consumers. As of December 31, 2022 and 2021, the Company included an estimated liability of $11.9 million and $13.2 million, respectively, within accounts payable and accrued expenses on the consolidated balance sheets. For the year ended December 31, 2022, the Company reduced the estimated liability for these potential TRID defects in the amount of $1.3 million. The reduction of expense for the year ended December 31, 2022 of $1.3 million and the expense for the year ended December 31, 2021 of $13.2 million is included within mortgage platform expenses on the consolidated statements of operations and comprehensive loss. This accrual is the Company’s best estimate of potential exposure on the larger population of loans based on the results obtained by the audited sample. The accrued amounts are for estimated refunds potentially due to consumers for TRID tolerance errors for loans produced from 2018 through 2022. The Company completed a TRID audit of 2022 files and is continuing to remediate TRID tolerance defects as necessary. In the second quarter of 2022, the Company received a voluntary request for documents from the Division of Enforcement of the Securities and Exchange Commission (“SEC”) and subsequently received several subpoenas, indicating that it is conducting an investigation relating to Aurora and the Company to determine if violations of the federal securities laws have occurred. The SEC has requested that Aurora and the Company provide the SEC with certain information and documents. The voluntary and subpoena requests cover, among other things, certain aspects of the Company’s business and operations, certain matters relating to certain actions and circumstances of the Company’s Founder and CEO and his other business activities, related party transactions, public statements made about the Company’s proprietary mortgage platform, the Company’s financial condition, and allegations made in litigation filed by Sarah Pierce, the Company’s former Head of Sales and Operations. The Company is cooperating with the SEC. As the investigation is ongoing, it is uncertain how long the investigation will continue or whether, at its conclusion, the SEC will bring an enforcement action against either Aurora or the Company or any of their personnel and, if it does, what remedies it may seek.Loan Commitments—The Company enters into IRLCs to fund mortgage loans, at specified interest rates and within a specified period of time, with potential borrowers who have applied for a loan and meet certain credit and underwriting criteria. As of December 31, 2022, the Company had outstanding commitments to fund mortgage loans in notional amounts of approximately $225.4 million. The IRLCs derived from those notional amounts are recorded within derivative assets and liabilities, at fair value as of December 31, 2022 and 2021, respectively, on the consolidated balance sheets. See Note 16.Forward Sale Commitments—In the ordinary course of business, the Company enters into contracts to sell existing LHFS or loans committed but yet to be funded into the secondary market at specified future dates. As of December 31, 2022, the Company had outstanding forward sales commitment contracts of notional amounts of approximately $422.0 million. The forward sales commitments derived from those notional amounts are recorded within derivative assets and liabilities, at fair value as of December 31, 2022 and 2021, respectively, on the consolidated balance sheets. See Note 16.Concentrations—See below for areas considered to be concentrations of credit risk for the Company: Significant loan purchasers are those which represent more than 10% of the Company’s loan volume. During the years ended December 31, 2022 and 2021, the Company had one loan purchaser that accounted for 65% and 60% of loans sold by the Company, respectively. Concentrations of credit risk associated with the LHFS carried at fair value are limited due to the large number of borrowers and their dispersion across many geographic areas throughout the United States. As of December 31, 2022, the Company originated 11% of its LHFS secured by properties in each of Texas and California and 10% of its LHFS secured by properties in Florida. As of December 31, 2021, the Company originated 15% of its LHFS secured by properties in California.The Company maintains cash and cash equivalent balances at various financial institutions. Cash accounts at each bank are insured by the Federal Deposit Insurance Corporation for amounts up to $0.25 million. As of December 31, 2022 and 2021, the majority of the Company’s cash and cash equivalent balances are in excess of the insured limits at various financial institutions.As of December 31, 2022, the Company held a cash balance of $0.9 million at Silicon Valley Bank (“SVB”). On March 10, 2023, the California Department of Financial Protection and Innovation declared SVB insolvent and appointed the FDIC as receiver. On March 13, 2023, the FDIC announced that all deposits and substantially all assets of SVB were transferred to a bridge bank, and that all depositors will be made whole. Subsequent to December 31, 2022, the Company transferred cash held at SVB to other financial institutions and does not have any remaining material banking relationship with SVB outside of a standby letter of credit in place with SVB of approximately $6.5 million securing obligations under certain of the Company’s office lease agreements which is classified on the Company’s consolidated balance sheet within prepaid expenses and other assets. The Company does not expect this matter to materially impact its operations or ability to meet its cash obligations. Escrow Funds—In accordance with its lender obligations, the Company maintains a separate escrow bank account to hold borrower funds pending future disbursement. The Company administers escrow deposits representing undisbursed amounts received for payment of property taxes, insurance and principal, and interest on mortgage loans held for sale. These funds are shown as restricted cash and there is a corresponding escrow payable on the consolidated balance sheet, as they are being held on behalf of the borrower. The balance in these accounts as of December 31, 2022 and 2021 was $8.0 million and $11.6 million, respectively. In some instances the Company may administer funds that are legally owned by a third-party which are excluded from the consolidated balance sheets which amounted to $0.3 million and $2.0 million as of December 31, 2022 and 2021, respectively.14. RISKS AND UNCERTAINTIESIn the normal course of business, companies in the mortgage lending industry encounter certain economic and regulatory risks. Economic risks include credit risk and interest rate risk, in either a rising or declining interest rate environment. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which loans are being held for sale by the Company.Interest Rate Risk—The Company is subject to interest rate risk in a rising interest rate environment, as the Company may experience a decrease in loan production, as well as decreases in the fair value of LHFS, loan applications in process with locked-in rates, and commitments to originate loans, which may negatively impact the Company’s operations. To preserve the value of such fixed-rate loans or loan applications in process with locked-in rates, agreements are executed for best effort or mandatory loan sales to be settled at future dates with fixed prices. These loan sales take the form of short-term forward sales of mortgage-backed securities and commitments to sell loans to loan purchasers. Alternatively, in a declining interest rate environment, customers may withdraw their loan applications that include locked-in rates with the Company. Additionally, when interest rates decline, interest income received from LHFS will decrease. The Company uses an interest rate hedging program to manage these risks. Through this program, mortgage-backed securities are purchased and sold forward.For all counterparties with open positions as of December 31, 2022, in the event that the Company does not deliver into the forward-delivery commitments, they can be settled on a net basis. Net settlements entail paying or receiving cash based upon the change in market value of the existing instrument.The Company currently uses forward sales of mortgage-backed securities, interest rate commitments from borrowers, and mandatory and/or best-efforts forward commitments to sell loans to loan purchasers to protect the Company from interest rate fluctuations. These short-term instruments, which do not require any payments to be paid to the counterparty in connection with the execution of the commitments, are generally executed simultaneously.Credit Risk—The Company’s hedging program is not designated as formal hedging from an accounting standpoint, contains an element of risk because the counterparties to its mortgage securities transactions may be unable to meet their obligations. While the Company does not anticipate nonperformance by any counterparty, it is exposed to potential credit losses in the event the counterparty fails to perform. The Company’s exposure to credit risk in the event of default by the counterparty is the difference between the contract and the current market price. The Company minimizes its credit risk exposure by limiting the counterparties to well-established banks and securities dealers who meet established credit and capital guidelines.Loan Repurchase Reserve—The Company sells loans to loan purchasers without recourse. As such, the loan purchasers have assumed the risk of loss or default by the borrower. However, the Company is usually required by these loan purchasers to make certain standard representations and warranties relating to the loan. To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these loan purchasers for losses. In addition, if loans pay-off within a specified time frame the Company may be required to refund a portion of the sales proceeds to the loan purchasers. The Company repurchased $110.6 million (262 loans) and $29.1 million (95 loans) in unpaid principal balance of loans during the years ended December 31, 2022 and 2021, respectively related to its loan repurchase obligations. The Company’s loan repurchase reserve is included within other liabilities on the consolidated balance sheets. The provision for the loan repurchase reserve is included within mortgage platform expenses on the consolidated statements of operations and comprehensive loss. The following presents the activity of the Company’s loan repurchase reserve:Year Ended December 31,(Amounts in thousands)20222021Loan repurchase reserve at beginning of year$17,540 $7,438 Provision33,518 13,780 Charge-offs(24,313)(3,678)Loan repurchase reserve at end of year$26,745 $17,540 Borrowing Capacity—The Company funds the majority of mortgage loans on a short-term basis through committed and uncommitted warehouse lines as well as from operations for any amounts not advanced by warehouse lenders. As a result, the Company’s ability to fund current operations depends on its ability to secure these types of short-term financings. If the Company’s principal lenders decided to terminate or not to renew any of the warehouse lines with the Company, the loss of borrowing capacity could be detrimental to the Company’s consolidated financial statements unless the Company found a suitable alternative source.
Aurora Acquisition Corp
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	NOTE 5. COMMITMENTS AND CONTINGENCIESRisks and UncertaintiesManagement is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.Registration RightsPursuant to a registration and shareholder rights agreement entered into on March 3, 2021, the Sponsor and the Company’s directors and executive officers have rights to require the Company to register any of its securities held by them for resale under the Securities Act. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, the holders of the Founder Shares, Private Placement Warrants, Novator Private Placement Shares, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants, Novator Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.Underwriting AgreementIn connection with the IPO, the Company granted the underwriters a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments, if any, and on March 10, 2021, the Company issued 2,300,287 Units to the underwriters pursuant to such option, at the Initial Public Offering price, less the underwriting discounts and commissions. The Units sold pursuant to the underwriters’ partial exercise of such option were sold at a price of $10.00 per Unit, generating gross proceeds of $23,002,870 to the Company and net proceeds equal to $22,542,813 after the deduction of the 2% underwriting fee.In addition, the underwriters were entitled to a deferred fee of $0.35 per Unit (including the Units sold in connection with the underwriters’ partial exercise of their over-allotment option) from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.On June 22, 2022, Barclays, resigned from its role as underwriter and financial advisor to Aurora In connection with such resignation, Barclays waived their entitlement to certain fees which would be owed upon completion of the proposed Business Combination, which was comprised of approximately $8.5 million as a deferred underwriting fee and financial advisory fee. Accordingly, the Company derecognized the liability for the deferred underwriting and financial advisory fees in the quarter ending June 30, 2022 that was accrued as of December 31, 2021. As of June 30, 2023, there is no liability for the deferred underwriting or financial advisory fee.Pre-Closing Bridge NotesOn November 2, 2021, Aurora entered into the Pre-Closing Bridge Note Purchase Agreement, dated as of November 30, 2021, with Better and the Purchasers. Under the Pre-Closing Bridge Note Purchase Agreement, Better issued $750,000,000 of Pre-Closing Bridge Notes that convert to shares of Class A common stock of Aurora (post-proposed Business Combination and domestication) in connection with the closing of the proposed Business Combination, with SB Northstar LP and the Sponsor, as Purchasers, purchasing $650 million and $100 million, respectively, of such Pre-Closing Bridge Notes.The Pre-Closing Bridge Note Purchase Agreement will result in the issuance of Pre-Closing Bridge Conversion Shares as follows: (i) upon closing of the proposed Business Combination, the Pre-Closing Bridge Notes will convert into shares of Better Class A common stock at a conversion rate of one share per $10 of consideration; (ii) if the closing of the proposed Business Combination does not occur by the September 30, 2023, or in the event of a Corporate Transaction or Merger Withdrawal (each as defined in the Pre-Closing Bridge Note Purchase Agreement) prior to September 30, 2023 or prior to the time when a Pre-Closing Bridge Note may otherwise be converted pursuant to the Pre-Closing Bridge Note Purchase Agreement, the Pre-Closing Bridge Notes will convert into a new series of preferred stock of Better, which series will be identical to Better’s Series D Preferred Stock, provided that the ratchet adjustment provisions relating to Better’s Series D Preferred Stock will not apply, and such series will vote together with Better’s Series D Preferred Stock as a single class on all matters; or (iii) in the event of a termination of the Merger Agreement (a) by Better, arising out of or resulting from breaches on the part of Aurora or the Sponsor, (b) by Better, arising out of or resulting from breaches on the part of Aurora or any Subscriber in connection with any Subscription Agreement or (c) arising out of or resulting from breaches on the part of Aurora, SB Northstar LP or the Sponsor in connection with the Pre-Closing Bridge Note Purchase Agreement or any ancillary agreement, the bridge notes will convert into shares of Better common stock.On August 26, 2022, Aurora, Better and Novator entered into the First Novator Letter Agreement to, among other things, extend the maturity date of the Pre-Closing Bridge Notes held by the Sponsor to March 8, 2023, subject to SB Northstar LP consenting to extending the maturity of its Pre-Closing Bridge Notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into the Second Novator Letter Agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the proposed Business Combination has not been consummated by the maturity date of the Pre-Closing Bridge Notes, the Sponsor will have the option, without limiting its rights under the Pre-Closing Bridge Note Purchase Agreement to alternatively exchange its Pre-Closing Bridge Notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the Pre-Closing Bridge Notes until September 30, 2023.Litigation MattersAurora and its affiliate, Merger Sub (together, “Aurora”), were named as co-defendants with Better in a lawsuit initially filed in July 2021 by Pine Brook. Pine Brook sought, among other things, declaratory judgments and damages in relation to a side letter agreement that had been entered into with Better in 2019, as well as a lockup provision restricting the transfer of stock after the merger with Better for any holders of 1% or more of Better’s pre-merger shares for a period of 6 months post-merger. Aurora was named as a defendant only with respect to the lockup claims. On November 1, 2021, the parties to the lawsuit entered into a confidential settlement agreement, resolving all claims in the above action, and the action was dismissed with prejudice pursuant to the court’s November 3, 2021 order. Aurora has also received two demand letters from stockholders of the Company regarding the Company’s registration statement filed with the United States Securities and Exchange Commission in connection with the Business Combination. The stockholders allege that the registration statement omits material information with respect to the Business Combination, and demand that the Company provides corrective disclosures to address the alleged omissions. No lawsuits have been filed in relation to the stockholder demand letters.In the second quarter of 2022, Aurora received a voluntary request for documents from the Division of Enforcement of the SEC indicating that it is conducting an investigation relating to Aurora and Better to determine if violations of the federal securities laws have occurred. The SEC requested that Better and Aurora provide the SEC with certain information and documents.On August 3, 2023, SEC staff informed Aurora and Better that they have concluded the investigation and that they do not intend to recommend an enforcement action against Aurora or Better. This notice from the SEC staff was provided under the guidelines set forth in the final paragraph of Securities Act Release No. 5310.COMMITMENTS AND CONTINGENCIESRisks and UncertaintiesManagement is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.Registration RightsPursuant to a registration and shareholder rights agreement entered into on March 3, 2021, the Sponsor and the Company’s directors and executive officers have rights to require the Company to register any of its securities held by them for resale under the Securities Act. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, the holders of the Founder Shares, Private Placement Warrants, Novator Private Placement Shares, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants, Novator Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.Underwriting AgreementIn connection with the IPO, the Company granted the underwriters a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments, if any, and on March 10, 2021, the Company issued 2,300,287 Units to the underwriters pursuant to such option, at the Initial Public Offering price, less the underwriting discounts and commissions. The Units sold pursuant to the underwriters’ exercise of such option were sold at a price of $10.00 per Unit, generating gross proceeds of $23,002,870 to the Company and net proceeds equal to $22,542,813 after the deduction of the 2% underwriting fee.In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit (including the Units sold in connection with the underwriters’ partial exercise of their over-allotment option). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.On June 22, 2022, Barclays resigned from its role as underwriter and financial advisor to the Company. In connection with such resignation, Barclays waived its entitlement to a deferred underwriting fee of $8,505,100 that would be payable at the close of the Business Combination. Accordingly, the Company did not recognize the liability for the deferred underwriting fee as of June 30, 2022. As of December 31, 2022, there is no liability for the deferred underwriting fee.Pre-Closing Bridge NotesOn November 2, 2021, Aurora entered into a convertible bridge note purchase agreement (the “Bridge Note Purchase Agreement”), dated as of November 30, 2021, with Better, SB Northstar LP and the Sponsor (SB Northstar LP and the Sponsor, together, the “Purchasers”). Under the Bridge Note Purchase Agreement, Better issued $750,000,000 of bridge notes that convert to shares of Class A common stock of Aurora (post-Proposed Busness Combination and domestication) in connection with the closing of the Proposed Business Combination, with SB Northstar LP and the Sponsor, as Purchasers, purchasing $650 million and $100 million, respectively, of such bridge notes.The Bridge Note Purchase Agreement will result in the issuance of either Better Class A common stock, a new series of preferred stock of Better (as described below), or Better common stock (together, the “Bridge Conversion Shares”, as applicable) as follows: (i) upon closing of the Proposed Business Combination, the bridge notes will convert into shares of Better Class A common stock at a conversion rate of one share per $10 of consideration; (ii) if the closing of the Proposed Business Combination does not occur by the September 30, 2023, or in the event of a Corporate Transaction or Merger Withdrawal (each as defined in the Bridge Note Purchase Agreement) prior to September 30, 2023 or prior to the time when a bridge note may otherwise be converted pursuant to the Bridge Note Purchase Agreement, the bridge notes will convert into a new series of preferred stock of Better, which series will be identical to Better’s Series D Preferred Stock, provided that the ratchet adjustment provisions relating to Better’s Series D Preferred Stock will not apply, and such series will vote together with Better’s Series D Preferred Stock as a single class on all matters; or (iii) in the event of a termination of the Merger Agreement (a) by Better, arising out of or resulting from breaches on the part of Aurora or the Sponsor, (b) by Better, arising out of or resulting from breaches on the part of Aurora or any Subscriber in connection with any Subscription Agreement or (c) arising out of or resulting from breaches on the part of Aurora, SB Northstar LP or the Sponsor in connection with the Bridge Note Purchase Agreement or any ancillary agreement, the bridge notes will convert into shares of Better common stock.On August 26, 2022, Aurora, Better and Novator entered into a letter agreement to, among other things, extend the maturity date of the bridge notes held by the Sponsor to March 8, 2023, subject to SB Northstar LP consenting to extending the maturity of its bridge notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into a further letter agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the Proposed Business Combination has not been consummated by the maturity date of the bridge notes, the Sponsor will have the option, without limiting its rights under the Bridge Note Purchase Agreement to alternatively exchange its bridge notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the bridge notes until September 30, 2023.Litigation MattersAurora and its affiliate, Merger Sub (together, “Aurora”), were named as co-defendants with Better in a lawsuit initially filed in July 2021 by Pine Brook. Pine Brook sought, among other things, declaratory judgments and damages in relation to a side letter agreement that had been entered into with Better in 2019, as well as a lockup provision restricting the transfer of stock after the merger with Better for any holders of 1% or more of Better’s pre-merger shares for a period of 6 months post-merger. Aurora was named as a defendant only with respect to the lockup claims. On November 1, 2021, the parties to the lawsuit entered into a confidential settlement agreement, resolving all claims in the above action, and the action was dismissed with prejudice pursuant to the court’s November 3, 2021 order. In addition, Aurora has also received two demand letters from stockholders of the Company regarding the Company’s registration statement filed with the United States Securities and Exchange Commission in connection with the Business Combination. The stockholders allege that the registration statement omits material information with respect to the Business Combination, and demand that the Company provides corrective disclosures to address the alleged omissions. No lawsuits have been filed in relation to the stockholder demand letters.In the second quarter of 2022, Aurora received a voluntary request for documents from the Division of Enforcement of the SEC indicating that it is conducting an investigation relating to Aurora and Better to determine if violations of the federal securities laws have occurred. The SEC has requested that Better and Aurora provide the SEC with certain information and documents.